Stock Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted		0	0
Common stock market value per share		$ 0.20	$ 0.20
Restricted stock non-vested shares		8,250,000
Unrecognized stock-based compensation expense		$ 56
Total intrinsic value of options exercised		$ 9	$ 0
2013 Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted		0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock market value per share		$ 20,490	$ 21,530
Restricted stock restriction period		1 year	1 year
Restricted stock grants		8,250	7,500
Restricted stock grant date fair value		$ 169	$ 161
Restricted stock cost		$ 167	$ 163
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period						5 years
Restricted stock grants						7,500
Restricted stock cost				$ 37	$ 32
Restricted stock vesting percentage				20.00%	20.00%
Number of restricted Shares Vested				1,500	1,500
Restricted stock forfeited	4,500,000
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period		10 years
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period		6 months
Stock options granted, expiration period		10 years
Intrinsic value of options granted		$ 29
Directors Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted		210,000,000